Leases - Summary of Cash Outflow for Leases Recognized in Consolidated Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Cash outflow for non-lease components not included in the measurement of lease liabilities	$ (48,192)	$ (27,378)
Cash inflow for income from sublease	28,191	111,366
Net adjustment of lease classified as operating activities	(20,001)	83,988
Financing activities:
Payment of lease liabilities (note 8)	(453,634)	(384,494)
Cash outflow for interest portion of lease liabilities - included within interest paid	(108,620)	(106,337)
Net adjustment of lease classified as financing activities	(562,254)	(490,831)
Total net cash outflow for leases	$ (582,255)	$ (406,843)